Net Loss Per Share	12 Months Ended
Dec. 31, 2012
Net Loss Per Share [Abstract]
NET LOSS PER SHARE
NOTE 10 – NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share:

	December 31,
	2012	2011

Numerator:
Net Loss	$(1,764,894)	$(1,244,801)
Denominator:
Weighted Average of Common Shares	51,660,735	36,278,475

Basic and Diluted Net Loss per Share	$(0.03)	$(0.03)

There were no dilutive securities as of December 31, 2012 and 2011.

There were 36,705,000 and 24,826,000 warrants and stock options that were excluded from the calculation of diluted net loss per share for the year ended December 31, 2012 and 2011, because they were anti-dilutive.